Securities at Amortised Costs - Debt Securities by Type and Balance Sheet Lines (Detail) - EUR (€) € in Millions		Jun. 30, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Debt Securities At Amortised Costs	[1]	€ 48,966	€ 0
Total Debt Securities		48,966	9,343
Government bonds [member]
Disclosure of financial assets [line items]
Debt Securities At Fair Value Through Profit And Loss		186
Debt securities at fair value through other comprehensive income		14,635
Debt Securities At Amortised Costs		25,600
Total Debt Securities		40,421	43,134
Sub-sovereign Supranationals and Agencies [member]
Disclosure of financial assets [line items]
Debt Securities At Fair Value Through Profit And Loss		427
Debt securities at fair value through other comprehensive income		5,973
Debt Securities At Amortised Costs		11,532
Total Debt Securities		17,932	18,715
Covered bonds [member]
Disclosure of financial assets [line items]
Debt securities at fair value through other comprehensive income		2,255
Debt Securities At Amortised Costs		7,009
Total Debt Securities		9,264	9,409
Corporate bonds [member]
Disclosure of financial assets [line items]
Debt Securities At Fair Value Through Profit And Loss		181
Debt securities at fair value through other comprehensive income		1,005
Debt Securities At Amortised Costs		816
Total Debt Securities		2,002	2,254
Financial institutions bonds [member]
Disclosure of financial assets [line items]
Debt Securities At Fair Value Through Profit And Loss		1,485
Debt securities at fair value through other comprehensive income		5
Debt Securities At Amortised Costs		2,369
Total Debt Securities		3,860	2,548
ABS portfolio [member]
Disclosure of financial assets [line items]
Debt Securities At Fair Value Through Profit And Loss		946
Debt securities at fair value through other comprehensive income		1,095
Debt Securities At Amortised Costs		1,641
Total Debt Securities		3,682	4,394
Bond portfolio [member]
Disclosure of financial assets [line items]
Debt Securities At Fair Value Through Profit And Loss		3,226
Debt securities at fair value through other comprehensive income		24,968
Debt Securities At Amortised Costs		48,966
Total Debt Securities		€ 77,161	€ 80,454

[1]	The amounts for the period ended 30 June 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.